Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Segments

Revenue related to the Company’s reportable segments is as follows:

	Year ended
	December 31
	2025	2024

Revenue from civil applications segment	361	108
Cost of revenues from civil applications segment	(198)	(71)
Gross profit	163	37

Gross profit from other revenues	16	-

Research and development expenses	(104)	(157)
Depreciation	(7)	(18)
Professional services	(871)	(686)
Share base compensation	(224)	(28)
Other general and administrative expenses	(179)	(173)
Operating loss	(1,206)	(1,025)

Interest expenses	(128)	(15)
Interest income	103	55
Other expenses	(10)	-
Net loss	(1,241)	(985)